Financing Receivables (Details 7) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Past Due Financing Receivable
Current	$ 19,872	$ 22,250
Total Financing Receivables	19,945	22,332
Recorded Investment > 90 Days and Accruing	40	47
Troubled debt restructurings of financing receivables	0	0
Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	73	82
Major Markets
Past Due Financing Receivable
Total Financing Receivables	15,256	15,751
Growth Markets
Past Due Financing Receivable
Total Financing Receivables	4,689	6,581
Lease receivables
Past Due Financing Receivable
Current	7,006	7,607
Total Financing Receivables	7,041	7,645
Recorded Investment > 90 Days and Accruing	19	20
Lease receivables | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	35	38
Lease receivables | Major Markets
Past Due Financing Receivable
Current	5,512	5,696
Total Financing Receivables	5,517	5,702
Recorded Investment > 90 Days and Accruing	5	6
Lease receivables | Major Markets | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	5	6
Lease receivables | Growth Markets
Past Due Financing Receivable
Current	1,494	1,911
Total Financing Receivables	1,524	1,943
Recorded Investment > 90 Days and Accruing	13	14
Lease receivables | Growth Markets | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	30	32
Loan receivables
Past Due Financing Receivable
Current	12,866	14,643
Total Financing Receivables	12,904	14,687
Recorded Investment > 90 Days and Accruing	22	27
Loan receivables | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	38	44
Loan receivables | Major Markets
Past Due Financing Receivable
Current	9,732	10,040
Total Financing Receivables	9,739	10,049
Recorded Investment > 90 Days and Accruing	7	9
Loan receivables | Major Markets | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	7	9
Loan receivables | Growth Markets
Past Due Financing Receivable
Current	3,134	4,603
Total Financing Receivables	3,165	4,639
Recorded Investment > 90 Days and Accruing	14	18
Loan receivables | Growth Markets | Total Past Due >90 days
Past Due Financing Receivable
Total Past Due	$ 31	$ 35